Average Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Limited Term Bond ETF	Dec. 30, 2023
Fidelity Limited Term Bond ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(5.92%)
Past 5 years	0.97%
Since Inception	1.24%	[1]
Fidelity Limited Term Bond ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(6.54%)
Past 5 years	0.21%
Since Inception	0.50%	[1]
Fidelity Limited Term Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.50%)
Past 5 years	0.43%
Since Inception	0.63%	[1]
LB087
Average Annual Return:
Past 1 year	(5.50%)
Past 5 years	0.85%
Since Inception	1.00%	[1]
F1871
Average Annual Return:
Past 1 year	(5.54%)
Past 5 years	1.14%
Since Inception	1.35%	[1]

[1]	AFrom October 6, 2014.